Fees and Expenses	Mar. 31, 2026
TWEEDY, BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested as well as the portfolio of the Fund’s assets that are allocated to an Affiliated Fund (as defined in this Prospectus). Please see footnote (3) below as it relates to the Fund’s investment in the Affiliated Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	None
Other expenses	0.19%
Acquired fund fees and expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.45%
Fee waiver[2,3]	None
Total Annual Fund Operating Expenses After Fee Waiver	1.45%

(1)      Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested as well as the portfolio of the Fund’s assets that are allocated to an Affiliated Fund (as defined in this Prospectus). Please see footnote (3) below as it relates to the Fund’s investment in the Affiliated Fund.

(2)      The Adviser and Tweedy, Browne Fund Inc., on behalf of the Fund, have entered into a voluntary fee waiver agreement pursuant to which the Adviser has agreed to waive fees otherwise payable by the Fund whenever the average daily net assets (“ADNA”) of the Fund exceed $6 billion. The Adviser will waive fees such that the advisory fee payable by the Fund to the Adviser will be 0.80% on ADNA over $6 billion and up to $7 billion, 0.70% on ADNA over $7 billion and up to $8 billion and 0.60% on ADNA over $8 billion. This arrangement will remain in place at least until July 31, 2027, and will continue from year to year thereafter at the Adviser’s option, but may not be terminated prior to the close of business on July 31, 2027 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.

(3)      The Adviser has agreed to waive the Fund’s management fee to the extent of any management fee charged in connection with the portfolio of the Fund’s assets that are allocated to an Affiliated Fund (as defined in this Prospectus). Such waiver shall continue until July 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	$148
Three Years	$459
Five Years	$792
Ten Years	$1,735

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2026, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	None
Other expenses	0.28%
Total Annual Fund Operating Expenses	1.53%
Fee waiver and/or expense reimbursement[1]	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%

(1)      The Adviser has voluntarily agreed, through at least July 31, 2027, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne International Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2027 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	$148
Three Years	$476
Five Years	$827
Ten Years	$1,817

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2026, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
TWEEDY, BROWNE VALUE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.46%
Fee waiver and/or expense reimbursement[2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%

(1)                          Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.

(2)      The Adviser has voluntarily agreed, through at least July 31, 2027, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne International Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2027 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	$148
Three Years	$461
Five Years	$796
Ten Years	$1,745

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2026, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%
Distribution (12b-1) fees	None
Other expenses	0.46%
Acquired fund fees and expenses[1]	0.02%
Total Annual Fund Operating Expenses	1.73%
Fee waiver and/or expense reimbursement[2]	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%

(1)      Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.

(2)      The Adviser has voluntarily agreed, through at least July 31, 2027, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne International Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2027 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	$149
Three Years	$519
Five Years	$913
Ten Years	$2,019

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2026, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	18.00%